Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Actual Capital Levels and Minimum Required Capital Levels

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2016 and 2015 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2016
Total Risk Based Capital
Consolidated	$155,145	14.2%	$87,436	8.0%	n/a	n/a
Civista	145,270	13.3	87,334	8.0	$109,168	10.0%
Tier I Risk Based Capital
Consolidated	141,840	13.0	65,577	6.0	n/a	n/a
Civista	131,391	12.0	65,501	6.0	87,334	8.0
CET1 Risk Based Capital
Consolidated	93,463	8.6	49,183	4.5	n/a	n/a
Civista	120,465	11.0	49,126	4.5	70,959	6.5
Leverage
Consolidated	141,840	10.6	53,774	4.0	n/a	n/a
Civista	131,391	9.8	53,717	4.0	67,146	5.0
2015
Total Risk Based Capital
Consolidated	$140,088	14.0%	$80,050	8.0%	n/a	n/a
Civista	126,795	12.7	79,871	8.0	$99,839	10.0%
Tier I Risk Based Capital
Consolidated	127,519	12.7	60,245	6.0	n/a	n/a
Civista	113,883	11.4	59,938	6.0	79,918	8.0
CET1 Risk Based Capital
Consolidated	75,819	7.6	44,893	4.5	n/a	n/a
Civista	102,755	10.1	45,782	4.5	66,129	6.5
Leverage
Consolidated	127,519	10.0	51,008	4.0	n/a	n/a
Civista	113,883	8.9	51,183	4.0	63,979	5.0